Income Tax - Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision (Details) - PRC [Member] - CNY (¥)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision [Line Items]
Income before income tax	¥ 2,707,309	¥ (10,493,257)
Expected taxation at PRC statutory tax rate		2,623,314
Non-deductible expenses		5,780
Income tax expenses		¥ 2,629,094